Investment in NMG Ohio LLC (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Schedule of Equity Method Investments [Line Items]
Current assets	$ 768,603	$ 271,121
Non-current assets	853,383	923,387
Total assets	1,621,986	1,194,508
Current liabilities	465,933	338,427
Non-current liabilities	0	0
Total liabilities	465,933	338,427
Revenues	961,444	1,225,238
Gross profit	420,904	513,643
Net income	292,171	188,244
Net income attributable to the Company	87,651	56,466
NMG Ohio LLC
Schedule of Equity Method Investments [Line Items]
Revenues	961,444	1,148,465
Net income	292,171	$ 188,244
Net income attributable to the Company	$ 87,651